Consolidated Statements of Cash Flows - CAD	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Cash provided by (used in) Operating activities
Net loss from continuing operations	CAD (3,103,321)	CAD (3,919,581)	CAD (3,834,724)
Net income (loss) from discontinued operations	(3,406,368)	2,616,297	4,170,306
Net income for the year	(6,509,689)	(1,303,284)	335,582
Items not involving cash
Depreciation of property, plant, equipment and intangible asset	634,692	705,024	723,610
Leasehold inducement	(22,234)	22,234	0
Loss on disposal of assets	1,581,672	1,757	10,239
Stock based compensation	0	104,850	48,806
Change in derivative liability	(13,638)	(81,317)	(196,428)
Deferred income tax provision (recovery)	2,480,257	(436,654)	108,964
Changes in non-cash operating working capital
Accounts receivable, net	238,949	(21,445)	196,205
Inventory, net	606,928	348,596	(730,113)
Prepaid expenses and other assets	260,931	(127,063)	(115,742)
Accounts payable	(609,672)	(46,571)	(400,130)
Net Cash Provided by (Used in) Operating Activities	(1,351,804)	(833,873)	(19,007)
Investing activities
Purchase of property, plant and equipment	(10,449)	(200,221)	(525,182)
Purchase of intangible asset	(120,146)	(210,892)	0
Proceeds on disposal of assets	5,654,397	1,199	26,887
Net Cash Provided by (Used in) Investing Activities	5,523,802	(409,914)	(498,295)
Financing activities
Repurchase of common shares	(139,789)	(176,316)	(175,094)
Proceeds from issuance of common shares	0	0	76,561
Repayment of long-term debt	0	0	(75,027)
Net Cash Provided by (Used in) Financing Activities	(139,789)	(176,316)	(173,560)
Increase (Decrease) in cash and cash equivalents	4,032,209	(1,420,103)	(690,862)
Cash and cash equivalents, beginning of year	282,819	1,702,922	2,393,784
Cash and cash equivalents, end of year	4,315,028	282,819	1,702,922
Cash paid (received) during the year
Interest received	0	(4,900)	(11,965)
Interest paid	0	85	1,346
Income taxes	CAD 0	CAD 0	CAD 0